Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 28,209,000		$ 2,149,000	$ 2,761,000
Accounts receivable, net of allowance for credit losses of $128 and $149, respectively	1,515,000		999,000	500,000
Contract assets	141,000		111,000	346,000
Other current assets	1,048,000		80,000	31,000
Total current assets	30,913,000		3,339,000	3,638,000
Property, plant and equipment, net	67,000		55,000	84,000
Intangible assets, net	93,000		153,000	233,000
Finance lease right-of-use assets	12,000		14,000
Operating lease right-of-use assets	299,000		387,000	507,000
Goodwill	182,000		182,000	182,000
Total assets	31,566,000		4,130,000	4,644,000
Current liabilities:
Accounts payable	779,000		174,000	150,000
Accrued payroll	345,000		519,000	523,000
Contract liabilities	414,000
Finance lease liabilities, current	3,000		3,000
Operating lease liabilities, current	122,000		116,000	116,000
Other current liabilities	236,000		112,000	254,000
Total current liabilities	1,899,000		924,000	1,043,000
Finance lease liabilities, net of current portion	9,000		12,000
Operating lease liabilities, net of current portion	185,000		277,000	393,000
Total liabilities	2,093,000		1,213,000	1,436,000
Commitments and Contingencies (Note 16)
Stockholders’ Equity
Common stock, value	5,000		4,000	4,000
Additional paid-in capital	59,229,000		29,958,000	29,237,000
Accumulated deficit	(30,003,000)		(27,167,000)	(26,173,000)
Accumulated other comprehensive income	242,000		122,000	140,000
Total stockholders’ equity	29,473,000	$ 1,797,000	2,917,000	3,208,000
Total liabilities and stockholders’ equity	31,566,000		4,130,000	4,644,000
Aspen-1 Acquisition Inc.
Current assets:
Cash		9,201	3,923	2,428
Total current assets		9,201	3,923	2,428
Total assets		9,201	3,923	2,428
Current liabilities:
Accounts payable		16,900	10,500	10,500
Note payable - stockholder		167,025	144,525	99,525
Total current liabilities		183,925	155,025	110,025
Total liabilities		183,925	155,025	110,025
Stockholders’ Equity
Preferred stock value
Common stock, value		500	500	500
Accumulated deficit		(175,224)	(151,602)	(108,097)
Total stockholders’ equity		(174,724)	(151,102)	(107,597)
Total liabilities and stockholders’ equity		$ 9,201	3,923	2,428
Series A Convertible Preferred Stock
Stockholders’ Equity
Preferred stock value
Series A Prime Convertible Preferred Stock
Stockholders’ Equity
Preferred stock value